Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information

21Segment information

For management purposes, the Group is organized into segments based on their products, services and industry and has the following three reportable segments:

●	The Materialise Medical segment, which develops and delivers medical software solutions, medical devices and other related products and services;
●	The Materialise Manufacturing segment, which delivers 3D printed products and related services; and
●	The Materialise Software segment, which develops and delivers additive manufacturing software solutions and related services.

The measurement principles used by the Group in preparing this segment reporting are also the basis for segment performance assessment and are in conformity with IFRS. The Chief Executive Officer of the Group acts as the chief operating decision maker. As a performance indicator, the chief operating decision maker controls the performance by the Group’s revenue and adjusted EBITDA.

The following table summarizes the segment reporting for each of the reportable periods ending December 31. Corporate research and development, headquarters’ function, financing and income taxes are managed on a Group basis and are not allocated to operating segments. As management’s controlling instrument is mainly revenue-based, the reporting information does not include assets and liabilities by segment and is as such not available per segment.

	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
For the year ended December 31, 2022
Revenues	43,688	84,846	103,489	232,023	—	232,023
Segment Adjusted EBITDA	1,514	18,822	8,229	28,565	(9,551)	19,014
Segment Adjusted EBITDA %	3.5%	22.2%	8.0%	12.3%	—	8.2%
For the year ended December 31, 2021
Revenues	42,902	73,368	89,180	205,450	—	205,450
Segment Adjusted EBITDA	15,705	20,669	6,275	42,649	(10,159)	32,490
Segment Adjusted EBITDA %	36.6%	28.2%	7.0%	20.8%	—	15.8%
For the year ended December 31, 2020
Revenues	39,054	61,729	69,635	170,418	31	170,449
Segment Adjusted EBITDA	13,383	13,915	2,548	29,846	(9,468)	20,378
Segment Adjusted EBITDA %	34.3%	22.5%	3.7%	17.5%	—	12.0%

The segment Adjusted EBITDA is reconciled with the consolidated net profit (loss) for the year as follows:

	For the year ended December 31,
in 000€	2022	2021	2020
Net profit (loss) for the year	(2,153)	13,145	(7,193)
Share in loss of joint venture	—	—	39
Income taxes	975	591	(1,028)
Financial income	(6,114)	(5,620)	(2,452)
Financial expenses	4,420	4,101	5,995
Operating (loss)/ profit	(2,872)	12,217	(4,639)
Impairments	—	177	4,606
Fair value adjustment 50% Materialise Motion	—	—	(770)
Other operating income (expense)	(2,693)	(3,527)	(3,668)
Corporate headquarter costs	9,504	10,317	11,719
Corporate research and development	2,600	2,948	2,824
Depreciation, amortization and impairment	22,026	20,516	19,775
Segment Adjusted EBITDA	28,565	42,649	29,847

The Group has 1 individual customer that represents sales larger than 10% of the total revenue in 2022 (2021: 1; 2020: 0). The total amount of revenues from this customer for the year 2022 was K€ 31,338 (2021: K€ 26,772), and these revenues are reported within the Medical segment.

Entity-wide disclosures

The revenue by geographical area is as follows:

	As of December 31,
in 000€	2022	2021	2020
United States of America	79,380	69,140	47,266
Americas other than USA	7,544	6,297	5,297
Belgium	7,407	6,947	7,048
Germany	30,039	20,442	17,087
France	16,237	12,964	11,586
Switzerland	16,918	13,643	12,587
United Kingdom	11,062	8,836	7,725
Italy	8,124	6,520	5,876
Netherlands	6,621	7,310	6,943
Other Europe	28,731	33,816	31,518
Asia Pacific	19,960	19,535	17,516
Total	232,023	205,450	170,449

The total revenue realized in the country of domicile (Belgium) in 2022 amounts to K€7,407 (2021: K€6,947; 2020: K€7,048).

The total non-current assets, other than financial instruments, deferred tax assets, by geographical area are as follows:

	As of December 31,
in 000€	2022	2021	2020
United States of America (USA)	12,048	4,237	3,441
Americas other than USA	3,812	3,276	3,454
Belgium	91,690	67,865	62,810
Germany	60,374	55,712	58,305
Poland	11,640	12,756	13,437
Rest of Europe	8,591	10,019	9,087
Asia-Pacific	2,012	1,739	2,052
Total	190,167	155,604	152,586

The totals of the above table include goodwill, intangible assets and property, plant & equipment and Right-of-Use Assets as disclosed in the consolidated statements of financial position.